iShares®

iShares Trust

Supplement dated August 26, 2016

to the Summary Prospectus and Prospectus,

each dated August 1, 2016, and

Statement of Additional Information dated August 1, 2016

(as revised August 3, 2016) (“SAI”)

for iShares Mortgage Real Estate Capped ETF (REM) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus and SAI.

Effective August 26, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of August 26, 2016
iShares Mortgage Real Estate Capped ETF	200,000 shares per unit	2,153,300

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-REM-0816

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 26, 2016

to the Summary Prospectus and Prospectus, each dated December 31, 2015 (as revised August 1, 2016), and

Statement of Additional Information dated December 31, 2015

(as revised August 3, 2016) (“SAI”)

for iShares MSCI China ETF (MCHI) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus and SAI.

Effective August 26, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of August 26, 2016
iShares MSCI China ETF	200,000 shares per unit	9,303,900

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-MCHI-0816

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 26, 2016

to the Summary Prospectus dated December 1, 2015

(as revised August 1, 2016),

Prospectus dated December 1, 2015 (as revised August 3, 2016) and

Statement of Additional Information dated December 1, 2015

(as revised August 1, 2016) (“SAI”)

for iShares MSCI All Country Asia ex Japan ETF (AAXJ) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus and SAI.

Effective August 26, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of August 26, 2016
iShares MSCI All Country Asia ex Japan ETF	200,000 shares per unit	11,780,600

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-AAXJ-0816

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 26, 2016

to the Summary Prospectus and Prospectus, each dated

August 1, 2016, and

Statement of Additional Information dated August 1, 2016

(as revised August 3, 2016) (“SAI”)

for iShares JPX-Nikkei 400 ETF (JPXN) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Summary Prospectus, Prospectus and SAI.

Effective August 26, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of August 26, 2016
iShares JPX-Nikkei 400 ETF	150,000 shares per unit	8,011,900

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-JPXN-0816

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE